Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity SAI Convertible Arbitrage Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity SAI Convertible Arbitrage Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI Convertible Arbitrage Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI Convertible Arbitrage Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Convertible Arbitrage Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Convertible Arbitrage Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Convertible Arbitrage Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Convertible Arbitrage Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI Convertible Arbitrage Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Convertible Arbitrage Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Convertible Arbitrage Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity SAI Convertible Arbitrage Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	390.00%
Fidelity SAI Convertible Arbitrage Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	76.20%
Fidelity SAI Convertible Arbitrage Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
Fidelity SAI Convertible Arbitrage Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	5.60%
Fidelity SAI Convertible Arbitrage Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.60%
Fidelity SAI Convertible Arbitrage Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
Fidelity SAI Convertible Arbitrage Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Fidelity SAI Convertible Arbitrage Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Risk Parity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Risk Parity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Risk Parity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Risk Parity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Risk Parity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Risk Parity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Risk Parity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Risk Parity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Risk Parity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Risk Parity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Risk Parity Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Risk Parity Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Risk Parity Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.50%
Fidelity Risk Parity Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Fidelity Risk Parity Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.00%
Fidelity Risk Parity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Fidelity Risk Parity Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.30%
Fidelity Risk Parity Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Fidelity Advisor Risk Parity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Risk Parity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Risk Parity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Risk Parity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Risk Parity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Risk Parity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Risk Parity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Risk Parity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class Z | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Risk Parity Fund - Class Z | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Advisor Risk Parity Fund - Class Z | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.50%
Fidelity Advisor Risk Parity Fund - Class Z | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Fidelity Advisor Risk Parity Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.00%
Fidelity Advisor Risk Parity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Fidelity Advisor Risk Parity Fund - Class Z | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.30%
Fidelity Advisor Risk Parity Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Fidelity Advisor Risk Parity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Risk Parity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Risk Parity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Risk Parity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Risk Parity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Risk Parity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Risk Parity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Risk Parity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class M | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Risk Parity Fund - Class M | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Advisor Risk Parity Fund - Class M | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.50%
Fidelity Advisor Risk Parity Fund - Class M | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Fidelity Advisor Risk Parity Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.00%
Fidelity Advisor Risk Parity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Fidelity Advisor Risk Parity Fund - Class M | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.30%
Fidelity Advisor Risk Parity Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Fidelity Advisor Risk Parity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Risk Parity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Risk Parity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Risk Parity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Risk Parity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Risk Parity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Risk Parity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Risk Parity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class I | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Risk Parity Fund - Class I | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Advisor Risk Parity Fund - Class I | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.50%
Fidelity Advisor Risk Parity Fund - Class I | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Fidelity Advisor Risk Parity Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.00%
Fidelity Advisor Risk Parity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Fidelity Advisor Risk Parity Fund - Class I | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.30%
Fidelity Advisor Risk Parity Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Fidelity Advisor Risk Parity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Risk Parity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Risk Parity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Risk Parity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Risk Parity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Risk Parity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Risk Parity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Risk Parity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class C | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Risk Parity Fund - Class C | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Advisor Risk Parity Fund - Class C | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.50%
Fidelity Advisor Risk Parity Fund - Class C | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Fidelity Advisor Risk Parity Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.00%
Fidelity Advisor Risk Parity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Fidelity Advisor Risk Parity Fund - Class C | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.30%
Fidelity Advisor Risk Parity Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Fidelity Advisor Risk Parity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Risk Parity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Risk Parity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Risk Parity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Risk Parity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Risk Parity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Risk Parity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Risk Parity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class A | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Risk Parity Fund - Class A | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Advisor Risk Parity Fund - Class A | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.50%
Fidelity Advisor Risk Parity Fund - Class A | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.50%
Fidelity Advisor Risk Parity Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.00%
Fidelity Advisor Risk Parity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Fidelity Advisor Risk Parity Fund - Class A | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.30%
Fidelity Advisor Risk Parity Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Fidelity Hedged Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Hedged Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Hedged Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Hedged Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Hedged Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Hedged Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Hedged Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Hedged Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Hedged Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Hedged Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Hedged Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	96.70%
Fidelity Hedged Equity Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Fidelity Hedged Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Hedged Equity Fund | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Hedged Equity Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Advisor Hedged Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Hedged Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Hedged Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Hedged Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Hedged Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Hedged Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Hedged Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	96.70%
Fidelity Advisor Hedged Equity Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Fidelity Advisor Hedged Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Advisor Hedged Equity Fund - Class Z | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Hedged Equity Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Advisor Hedged Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Hedged Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Hedged Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Hedged Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Hedged Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Hedged Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Hedged Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	96.70%
Fidelity Advisor Hedged Equity Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Fidelity Advisor Hedged Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Advisor Hedged Equity Fund - Class M | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Hedged Equity Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Advisor Hedged Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Hedged Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Hedged Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Hedged Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Hedged Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Hedged Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Hedged Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	96.70%
Fidelity Advisor Hedged Equity Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Fidelity Advisor Hedged Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Advisor Hedged Equity Fund - Class I | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Hedged Equity Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Advisor Hedged Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Hedged Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Hedged Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Hedged Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Hedged Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Hedged Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Hedged Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	96.70%
Fidelity Advisor Hedged Equity Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Fidelity Advisor Hedged Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Advisor Hedged Equity Fund - Class C | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Hedged Equity Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Advisor Hedged Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Hedged Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Hedged Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Hedged Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Hedged Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Hedged Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Hedged Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	96.70%
Fidelity Advisor Hedged Equity Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Fidelity Advisor Hedged Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Advisor Hedged Equity Fund - Class A | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Hedged Equity Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Equity Market Neutral Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Equity Market Neutral Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Equity Market Neutral Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Equity Market Neutral Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Market Neutral Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Market Neutral Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Market Neutral Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Market Neutral Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Market Neutral Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Market Neutral Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Market Neutral Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	126.00%
Fidelity Equity Market Neutral Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.20%
Fidelity Equity Market Neutral Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	34.60%
Fidelity Equity Market Neutral Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Fidelity Equity Market Neutral Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Equity Market Neutral Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	18.90%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	126.00%
Fidelity Advisor Equity Market Neutral Fund - Class A | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	34.60%
Fidelity Advisor Equity Market Neutral Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Equity Market Neutral Fund - Class A | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	18.90%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	126.00%
Fidelity Advisor Equity Market Neutral Fund - Class M | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	34.60%
Fidelity Advisor Equity Market Neutral Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Fidelity Advisor Equity Market Neutral Fund - Class M | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Equity Market Neutral Fund - Class M | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	18.90%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	126.00%
Fidelity Advisor Equity Market Neutral Fund - Class C | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	34.60%
Fidelity Advisor Equity Market Neutral Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Fidelity Advisor Equity Market Neutral Fund - Class C | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Equity Market Neutral Fund - Class C | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	18.90%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	126.00%
Fidelity Advisor Equity Market Neutral Fund - Class I | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	34.60%
Fidelity Advisor Equity Market Neutral Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Fidelity Advisor Equity Market Neutral Fund - Class I | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Equity Market Neutral Fund - Class I | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	18.90%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	126.00%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	34.60%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Fidelity Advisor Equity Market Neutral Fund - Class Z | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	18.90%
Fidelity Yield Enhanced Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Yield Enhanced Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Yield Enhanced Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Yield Enhanced Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Yield Enhanced Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Yield Enhanced Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Yield Enhanced Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Yield Enhanced Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Yield Enhanced Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Yield Enhanced Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Yield Enhanced Equity ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Yield Enhanced Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	95.60%
Fidelity Yield Enhanced Equity ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Fidelity Yield Enhanced Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Fidelity Yield Enhanced Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Fidelity Dynamic Buffered Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Dynamic Buffered Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Dynamic Buffered Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Dynamic Buffered Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Dynamic Buffered Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Dynamic Buffered Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Dynamic Buffered Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Dynamic Buffered Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Dynamic Buffered Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Dynamic Buffered Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Dynamic Buffered Equity ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Dynamic Buffered Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	97.00%
Fidelity Dynamic Buffered Equity ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Fidelity Dynamic Buffered Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Fidelity Dynamic Buffered Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Dynamic Buffered Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Fidelity Hedged Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Hedged Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Hedged Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Hedged Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Hedged Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Hedged Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Hedged Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Hedged Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Hedged Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Hedged Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Hedged Equity ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Hedged Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	97.00%
Fidelity Hedged Equity ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.60%
Fidelity Hedged Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Fidelity Hedged Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Hedged Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Managed Futures ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Managed Futures ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Futures ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Managed Futures ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Managed Futures ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	850.90%
Fidelity Managed Futures ETF | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	199.40%
Fidelity Managed Futures ETF | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	13.20%
Fidelity Managed Futures ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Fidelity Managed Futures ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	56.70%
Fidelity Managed Futures ETF | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Fidelity Managed Futures ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Managed Futures ETF | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	351.70%
Fidelity Managed Futures ETF | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	23.40%
Fidelity SAI Merger Arbitrage Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity SAI Merger Arbitrage Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI Merger Arbitrage Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity SAI Merger Arbitrage Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity SAI Merger Arbitrage Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity SAI Merger Arbitrage Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI Merger Arbitrage Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Merger Arbitrage Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI Merger Arbitrage Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Merger Arbitrage Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Merger Arbitrage Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Fidelity SAI Merger Arbitrage Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	37.60%
Fidelity SAI Merger Arbitrage Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	54.70%
Fidelity SAI Merger Arbitrage Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	7.70%
Fidelity SAI Merger Arbitrage Fund | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Merger Arbitrage Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Fidelity SAI Managed Futures Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Fidelity SAI Managed Futures Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Managed Futures Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Managed Futures Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Managed Futures Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Managed Futures Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	841.60%
Fidelity SAI Managed Futures Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	152.60%
Fidelity SAI Managed Futures Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	10.90%
Fidelity SAI Managed Futures Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Fidelity SAI Managed Futures Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	60.40%
Fidelity SAI Managed Futures Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity SAI Managed Futures Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
Fidelity SAI Managed Futures Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	300.40%
Fidelity SAI Managed Futures Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.60%